Common Stock and Additional Paid-in Capital - Schedule of Shares of Common Stock for issuance (Detail)	Sep. 30, 2014	Dec. 31, 2013
Class of Stock [Line Items]
Common stock, reserved for issuance	15,133,178	122,904,257
Common stock available for grant of stock awards
Class of Stock [Line Items]
Common stock, reserved for issuance	1,136,543	17,021,923
Common stock issuable for RSUs outstanding and non-vested restricted stock
Class of Stock [Line Items]
Common stock, reserved for issuance	1,698,120	10,458,793
Series A Convertible Preferred Stock
Class of Stock [Line Items]
Common stock, reserved for issuance	5,150,699	46,356,342
Series A One Convertible Preferred Stock
Class of Stock [Line Items]
Common stock, reserved for issuance	615,384	5,538,462
Series B Convertible Preferred Stock
Class of Stock [Line Items]
Common stock, reserved for issuance	6,532,432	43,528,737